Taxes on Income (Income Before Income Taxes and Income Taxes Expense (Benefit) Included in the Consolidated Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income (loss) before income taxes, Israel	$ (30,101)	$ 17,915	$ 7,486
Income (loss) before income taxes, Foreign jurisdictions	2,799	4,475	5,419
Income (loss) before income taxes	(27,302)	22,390	12,905
Current taxes, Israel	201	1,765	1,281
Current taxes, foreign jurisdictions	921	1,198	1,192
Current taxes	1,122	2,963	2,473
Current tax (benefits) expenses relating to prior years, Israel	(10)	(215)	(10)
Current tax (benefits) expenses relating to prior years, foreign jurisdictions	(116)	158	(147)
Current tax (benefits) expenses relating to prior years	(126)	(57)	(157)
Deferred taxes, Israel	(1,857)	1,114	174
Deferred taxes, foreign jurisdictions	(28)	64	(126)
Deferred taxes	(1,885)	1,178	48
Income tax expense (benefit)	$ (889)	$ 4,084	$ 2,364